Net Loss Per Share (Details Narrative)	9 Months Ended
May 31, 2021 USD ($) shares
Earnings Per Share [Abstract]
Conversion of Stock, Shares Converted | shares	43,842,930
Convertible debt | $	$ 1,103,654